Net Loss per Share (Details Narrative) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings Per Share [Abstract]
Earning per share basic	$ 2.06	$ 6.59	$ 7.22	$ 6.69